Basic and Diluted Net Loss Per Share - Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Detail) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from net loss per share	13,141	19,896	20,163	17,243	27,823
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from net loss per share	6,099	5,249	5,516	5,045	5,132
Conversion of Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from net loss per share	6,635	14,647	14,647	12,198	9,003
Shares of Common Stock Collateralizing Note Receivable from Stockholders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from net loss per share					13,688
Unvested Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from net loss per share	407